FAIR VALUE MEASUREMENTS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Gross Holding Gains and Fair Value of Held-to-Maturity Securities
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2020 U.S. Treasury Securities (Mature on 3/18/2021)	1	$230,052,496	$4,291	$230,056,787

Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The fair value of held-to-maturity securities and warrant liabilities at March 31, 2021 and December 31, 2020 are as follows:

Description	March 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account (a)	$230,090,636	$-	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,730,000	$11,730,000	$—	$—

Warrant Liability – Private Placement Warrants	$6,732,000	$—	$6,732,000	$—

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account (a)	$230,053,249	$230,053,249	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$14,950,000	$14,950,000	$—	$—

Warrant Liability – Private Placement Warrants	$8,580,000	$—	$8,580,000	$—

(a)
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the accompany financial statements.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$230,053,249	$230,053,249	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$14,950,000	$14,950,000	$—	$—

Warrant Liability – Private Placement Warrants	$8,580,000	$—	$8,580,000	$—

Level 3 Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements:

At September 17, 2020 (Initial Measurement)
Unit price	$10.00
Strike price	$11.50
Term (in years)	1.0
Volatility	16.0
Risk-free rate	0.38
Dividend yield	0.0
Fair value of warrants	$0.90

Change in Level 3 Fair Value of Warrant Liabilities
The following table presents the changes in the Level 3 fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities

Fair value as of June 23, 2020	$—	$—	$—
Initial measurement on September 17, 2020	5,940,000	10,350,000	16,290,000
Change in fair value of warrant liabilities	2,640,000	4,600,000	7,240,000
Transfer from Level 3 to Level 2	(8,580,000)	—	(8,580,000)
Transfer from Level 3 to Level 1	—	(14,950,000)	(14,950,000)
Level 3 fair value as of December 31, 2020	$—	$—	$—